Non-Controlling Interests (Details)		Oct. 06, 2023 MYR (RM)	Jun. 30, 2025 MYR (RM) RM / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		May 29, 2025 $ / shares shares	Jul. 01, 2024 $ / shares	Jun. 30, 2024 MYR (RM) shares		Jun. 30, 2024 $ / shares	[1]	May 31, 2024 shares	May 06, 2024 shares
Non-Controlling Interests [Line Items]
Issued and paid-up capital (in Ringgits)	[1]		RM 23,308,795		$ 5,529,963				RM 23,308,795
Number of shares issued (in Shares)			1,765,256	[1]	1,765,256	[1]			1,765,256	[1]				7,503,858
Share price (in Ringgits per share) | $ / shares					$ 0.0015	[1]		$ 0.1			$ 0.0015
Acquisition of equity interest, additional shares acquired (in Shares)													49,000
Percentage of equity interest													49.00%
Top of range [Member]
Non-Controlling Interests [Line Items]
Percentage of equity interest													100.00%
Bottom of range [Member]
Non-Controlling Interests [Line Items]
Percentage of equity interest													51.00%
ARB Lab Sdn. Bhd. (“ARB Lab”) [Member]
Non-Controlling Interests [Line Items]
Issued and paid-up capital (in Ringgits) | RM			RM 1,000,000
ARB Lab Sdn. Bhd. (“ARB Lab”) [Member] | Top of range [Member]
Non-Controlling Interests [Line Items]
Issued and paid-up capital (in Ringgits) | RM			RM 1,000,400
ARB Midware Sdn. Bhd. [Member]
Non-Controlling Interests [Line Items]
Percentage of owned subsidiary		100.00%
Total consideration (in Ringgits) | RM		RM 1
Ordinary Shares [Member]
Non-Controlling Interests [Line Items]
Number of shares issued (in Shares)							1
Share price (in Ringgits per share) | $ / shares							$ 0.0015
Ordinary Shares [Member] | Top of range [Member]
Non-Controlling Interests [Line Items]
Number of shares issued (in Shares)							15
Ordinary Shares [Member] | Bottom of range [Member]
Non-Controlling Interests [Line Items]
Number of shares issued (in Shares)							1
Ordinary Shares [Member] | ARB Lab Sdn. Bhd. (“ARB Lab”) [Member]
Non-Controlling Interests [Line Items]
Number of shares issued (in Shares)			1,000,000		1,000,000
Peference Shares [Member] | Polo Jasa Sdn. Bhd. [Member]
Non-Controlling Interests [Line Items]
Number of shares issued (in Shares)			400,000		400,000
Share price (in Ringgits per share) | RM / shares			RM 0.001

[1]	Retrospectively restated for effect of reverse share split at a ratio 1 for 15 on May 29, 2025 as disclosed in Note 13.